REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2021
REGULATORY MATTERS [Abstract]
Actual Capital Amounts and Ratios and Components of Regulatory Capital
Our actual capital amounts and ratios at December 31 follow(1):

	Actual		Minimum for Adequately Capitalized Institutions		Minimum for Well-Capitalized Institutions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
2021
Total capital to risk-weighted assets
Consolidated	$488,495	14.53%	$268,991	8.00%	NA	NA
Independent Bank	438,352	13.05	268,808	8.00	$336,011	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$406,645	12.09%	$201,743	6.00%	NA	NA
Independent Bank	396,351	11.80	201,606	6.00	$268,808	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$368,277	10.95%	$151,307	4.50%	NA	NA
Independent Bank	396,351	11.80	151,205	4.50	$218,407	6.50%

Tier 1 capital to average assets
Consolidated	$406,645	8.79%	$185,034	4.00%	NA	NA
Independent Bank	396,351	8.57	185,077	4.00	$231,347	5.00%

2020
Total capital to risk-weighted assets
Consolidated	$455,072	15.95%	$228,214	8.00%	NA	NA
Independent Bank	401,005	14.06	228,111	8.00	$285,139	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$379,395	13.30%	$171,161	6.00%	NA	NA
Independent Bank	365,343	12.81	171,083	6.00	$228,111	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$341,095	11.96%	$128,370	4.50%	NA	NA
Independent Bank	365,343	12.81	128,312	4.50	$185,340	6.50%

Tier 1 capital to average assets
Consolidated	$379,395	9.15%	$165,825	4.00%	NA	NA
Independent Bank	365,343	8.81	165,828	4.00	$207,285	5.00%

(1)	These ratios do not reflect a capital conservation buffer of 2.50% at December 31, 2021 and 2020.
NA - Not applicable

Regulatory Capital
The components of our regulatory capital are as follows:

	Consolidated		Independent Bank
	December 31,		December 31,
	2021	2020	2021	2020
	(In thousands)
Total shareholders’ equity	$398,484	$389,522	$426,558	$413,770
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	(6,298)	(15,821)	(6,298)	(15,821)
Goodwill and other intangibles	(31,636)	(32,606)	(31,636)	(32,606)
CECL (1)	7,727	-	7,727	-
Common equity tier 1 capital	368,277	341,095	396,351	365,343
Qualifying trust preferred securities	38,368	38,300	-	-
Tier 1 capital	406,645	379,395	396,351	365,343
Subordinated debt	40,000	40,000	-	-
Allowance for credit losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets (2)	41,850	35,677	42,001	35,662
Total risk-based capital	$488,495	$455,072	$438,352	$401,005

(1)	We elected the three year CECL transition method for regulatory purposes.
(2)	Beginning January 1, 2021, calculation of allowances are based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.